UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada May 13, 2010
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: 4,557,492
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
3/31/2010

BANK OF MONTREAL       Common 063671101  125521 2247475  SHS Sole None   2247475
BANK OF NOVA SCOTIA    Common 064149107  60962  1238566  SHS Sole None   1238566
BARRICK GOLD CORP      Common 067901108  48041  4699450  SHS Sole None   4699450
BCE INC                Common 05534B760  48041  1656570  SHS Sole None   1656570
BROOKFIELD PROPERTIES  Common 112900105  51193  3999443  SHS Sole None   3999443
CAE INC.               Common 124765108  29650  3380825  SHS Sole None   3380825
CAMECO CORP            Common 13321L108  70984  2092075  SHS Sole None   2092075
CANADIAN NATIONAL RAIL Common 136375102  107345 1872082  SHS Sole None   1872082
CANADIAN NATURAL RESOU Common 136385101  150407 1979043  SHS Sole None   1979043
CANADIAN PACIFIC RAILW Common 13645T100  146104 2572700  SHS Sole None   2572700
CELESTICA INC          Common 15101Q108  78210  7852370  SHS Sole None   7852370
ENBRIDGE INC           Common 29250N105  778    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  136939 4014640  SHS Sole None   4014640
GERDAU AMERISTEEL CORP Common 37373P105  34848  4000975  SHS Sole None   4000975
GOLDCORP INC           Common 380956409  160229 3874950  SHS Sole None   3874950
IMPERIAL OIL LTD       Common 453038408  163615 4023976  SHS Sole None   4023976
MAGNA INTERNATIONAL CL ClassA 559222401  82030  1540175  SHS Sole None   1540175
MANULIFE FINANCIAL COR Common 56501R106  148518 7683275  SHS Sole None   7683275
POTASH CORP            Common 73755L107  211927 1852675  SHS Sole None   1852675
PRECISION DRILLING TR Common 740215108  88876  11617726 SHS Sole None   11617726
PROGRESS ENERGY TRUST  Common 74326T108  5229   369565   SHS Sole None   369565
ROYAL BANK OF CANADA   Common 780087102  235130 4168966  SHS Sole None   4168966
SHAW COMMUNICATIONS IN ClassB 82028K200  13195  608900   SHS Sole None   608900
SUNCOR ENERGY INC      Common 8677229106 249960 6717552  SHS Sole None   6717552
TALISMAN ENERGY INC    Common 87425E103  166769 8469725  SHS Sole None   8469725
THOMSON REUTERS COPR   Common 884903105  138003 4064875  SHS Sole None   4064875
TORONTO-DOMINION BANK  Common 891160509  234546 3555883  SHS Sole None   3555883
TRANSCANADA CORP       Common 89353D107  70410  1945556  SHS Sole None   1945556
AFLAC INC              Common 001055102  45841  943050   SHS Sole None   943050
AMGEN INC.             Common 031162100  22988  386650   SHS Sole None   386650
ANADARKO PETROLEUM COR Common 032511107  34583  527150   SHS Sole None   527150
APPLIED MATERIALS INC  Common 038222105  23613  1611726  SHS Sole None   1611726
BANK OF AMERICA CORP   Common 060505104  42264  2670200  SHS Sole None   2670200
BARRICK GOLD CORP      Common 067901108  28099  713525   SHS Sole None   713525
BEST BUY CO INC        Common 086516101  19507  470350   SHS Sole None   470350
BHP BILLITON LTD-SPON  Sponso 088606108  17009  211325   SHS Sole None   211325
BOEING CO              Common 097023105  17714  311375   SHS Sole None   311375
CHUBB CORP             Common 171232101  310    6000     SHS Sole None   6000
CISCO SYSTEMS INC      Common 17275R102  25686  1020850  SHS Sole None   1020850
COMCAST CORP - CLASS A ClassA 20030N101  17867  1008300  SHS Sole None   1008300
CSX CORP               Common 126408103  306    6000     SHS Sole None   6000
D.R. HORTON INC.       Common 23331A109  12488  1093102  SHS Sole None   1093102
DELL INC.              Common 24702R101  36827  2440125  SHS Sole None   2440125
EATON CORP             Common 278058102  16332  244250   SHS Sole None   244250
EBAY INC               Common 278642103  27891  1127825  SHS Sole None   1127825
ENERGIZER HOLDINGS INC Common 29266R108  22811  354175   SHS Sole None   354175
FLUOR CORP             Common 343412102  28697  606225   SHS Sole None   606225
FORTUNE BRANDS INC.    Common 349631101  24142  531725   SHS Sole None   531725
GENERAL ELECTRIC CO    Common 369604103  27408  1723600  SHS Sole None   1723600
HARLEY-DAVIDSON INC    Common 412822108  15884  599725   SHS Sole None   599725
INTEL CORP             Common 458140100  25843  1205350  SHS Sole None   1205350
JOHNSON & JOHNSON      Common 478160104  55280  816600   SHS Sole None   816600
JPMORGAN CHASE & CO    Common 46625H100  36805  840375   SHS Sole None   840375
KRAFT FOODS INC-A      ClassA 50075N104  27686  969200   SHS Sole None   969200
K-TEL INTERNATIONAL IN Common 482724309  1      12000    SHS Sole None   12000
MARATHON OIL CORP      Common 565849106  33659  1025800  SHS Sole None   1025800
MEDTRONIC INC          Common 585055106  31625  684175   SHS Sole None   684175
MERCK & CO. INC.       Common 58933Y105  20782  541150   SHS Sole None   541150
MICROSOFT CORPORATION  Common 594918104  45974  1435125  SHS Sole None   1435125
MONSANTO CO            Common 61166W101  19843  230950   SHS Sole None   230950
NABORS INDUSTRIES LTD  Common G6359F103  20519  891875   SHS Sole None   891875
NEWMONT MINING CORP    Common 651639106  21950  441450   SHS Sole None   441450
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  33669  611125   SHS Sole None   611125
SCHLUMBERGER LTD       Common 806857108  29074  424992   SHS Sole None   424992
SPECTRA ENERGY CORP    Common 847560109  34288  1590625  SHS Sole None   1590625
STATE STREET CORP      Common 857477103  36733  802724   SHS Sole None   802724
THE WALT DISNEY CO.    Common 254687106  22357  659600   SHS Sole None   659600
TRANSOCEAN LIMITED     Common H8817H100  34554  397068   SHS Sole None   397068
WELLPOINT HEALTH NETWO Common 94973V107  21976  358712   SHS Sole None   358712
WELLS FARGO & COMPANY  Common 949746101  29570  1042425  SHS Sole None   1042425
XTO ENERGY INC         Common 98385X106  16792  343375   SHS Sole None   343375